Equity Investment (Details) - Schedule of investment in affiliate of operating data - Equity Investment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Investment (Details) - Schedule of investment in affiliate of operating data [Line Items]
Revenue
Operating loss	(10,705)	(10,046)
Net loss	$ (10,707)	$ (10,032)